Expense Example	Aug. 27, 2026 USD ($)
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 626
Expense Example, with Redemption, 3 Years	790
Expense Example, with Redemption, 5 Years	969
Expense Example, with Redemption, 10 Years	1,485
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	256
Expense Example, with Redemption, 3 Years	485
Expense Example, with Redemption, 5 Years	838
Expense Example, with Redemption, 10 Years	1,634
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | CLASS R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,282
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	688
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	640
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	140
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	554
Invesco Comstock Select Fund | Invesco Comstock Select Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	639
Expense Example, with Redemption, 3 Years	827
Expense Example, with Redemption, 5 Years	1,031
Expense Example, with Redemption, 10 Years	1,619
Invesco Comstock Select Fund | Invesco Comstock Select Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	271
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	1,785
Invesco Comstock Select Fund | Invesco Comstock Select Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
Invesco Comstock Select Fund | Invesco Comstock Select Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Invesco Comstock Select Fund | Invesco Comstock Select Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Invesco Comstock Select Fund | Invesco Comstock Select Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
INVESCO Dividend Income Fund | INVESCO Dividend Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	638
Expense Example, with Redemption, 3 Years	824
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	1,608
INVESCO Dividend Income Fund | INVESCO Dividend Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,774
INVESCO Dividend Income Fund | INVESCO Dividend Income Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
INVESCO Dividend Income Fund | INVESCO Dividend Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
INVESCO Dividend Income Fund | INVESCO Dividend Income Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
INVESCO Dividend Income Fund | INVESCO Dividend Income Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
INVESCO Dividend Income Fund | INVESCO Dividend Income Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
INVESCO Energy Fund | INVESCO Energy Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	667
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,183
Expense Example, with Redemption, 10 Years	1,946
INVESCO Energy Fund | INVESCO Energy Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	2,101
INVESCO Energy Fund | INVESCO Energy Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,757
INVESCO Energy Fund | INVESCO Energy Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
INVESCO Energy Fund | INVESCO Energy Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
INVESCO Energy Fund | INVESCO Energy Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
INVESCO Energy Fund | INVESCO Energy Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Invesco Gold & Special Minerals Fund | Invesco Gold & Special Minerals Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	641
Expense Example, with Redemption, 3 Years	833
Expense Example, with Redemption, 5 Years	1,041
Expense Example, with Redemption, 10 Years	1,641
Invesco Gold & Special Minerals Fund | Invesco Gold & Special Minerals Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	1,807
Invesco Gold & Special Minerals Fund | Invesco Gold & Special Minerals Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
Invesco Gold & Special Minerals Fund | Invesco Gold & Special Minerals Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Invesco Gold & Special Minerals Fund | Invesco Gold & Special Minerals Fund | Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Invesco Gold & Special Minerals Fund | Invesco Gold & Special Minerals Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
INVESCO SMALL CAP VALUE FUND | INVESCO SMALL CAP VALUE FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	653
Expense Example, with Redemption, 3 Years	872
Expense Example, with Redemption, 5 Years	1,108
Expense Example, with Redemption, 10 Years	1,784
INVESCO SMALL CAP VALUE FUND | INVESCO SMALL CAP VALUE FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	1,940
INVESCO SMALL CAP VALUE FUND | INVESCO SMALL CAP VALUE FUND | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
INVESCO SMALL CAP VALUE FUND | INVESCO SMALL CAP VALUE FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
INVESCO SMALL CAP VALUE FUND | INVESCO SMALL CAP VALUE FUND | CLASS R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
INVESCO Technology Fund | INVESCO Technology Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	646
Expense Example, with Redemption, 3 Years	851
Expense Example, with Redemption, 5 Years	1,072
Expense Example, with Redemption, 10 Years	1,707
INVESCO Technology Fund | INVESCO Technology Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	1,864
INVESCO Technology Fund | INVESCO Technology Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
INVESCO Technology Fund | INVESCO Technology Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
INVESCO Technology Fund | INVESCO Technology Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
INVESCO Technology Fund | INVESCO Technology Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
INVESCO Technology Fund | INVESCO Technology Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
INVESCO VALUE OPPORTUNITIES FUND | INVESCO VALUE OPPORTUNITIES FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	647
Expense Example, with Redemption, 3 Years	854
Expense Example, with Redemption, 5 Years	1,077
Expense Example, with Redemption, 10 Years	1,718
INVESCO VALUE OPPORTUNITIES FUND | INVESCO VALUE OPPORTUNITIES FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	954
Expense Example, with Redemption, 10 Years	1,875
INVESCO VALUE OPPORTUNITIES FUND | INVESCO VALUE OPPORTUNITIES FUND | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,523
INVESCO VALUE OPPORTUNITIES FUND | INVESCO VALUE OPPORTUNITIES FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
INVESCO VALUE OPPORTUNITIES FUND | INVESCO VALUE OPPORTUNITIES FUND | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
INVESCO VALUE OPPORTUNITIES FUND | INVESCO VALUE OPPORTUNITIES FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	$ 822